Fair value measurement of financial instruments - Significant unobservable Inputs (Details) - Level 3 - Unlisted equity securities £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of financial assets and liabilities [Line Items]
Opening balance as at January 1, 2023	£ 2,145
Gain/(loss) recognised in other comprehensive income	0
Closing balance as at June 30, 2023	£ 2,145